Fair Value Measurements - Schedule of Fair Value Assets Measured On Recurring Basis (Detail) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Mar. 31, 2021	Aug. 04, 2020
Fair Value, Inputs, Level 3 [Member]
Liabilities:
Derivative warrant liabilities	$ 0	$ 9,427,520	$ 5,936,940	$ 0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative warrant liabilities-public warrants	5,625,000	11,946,640
Liabilities:
Derivative warrant liabilities		11,946,640
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative warrant liabilities-private warrants	4,200,000
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative warrant liabilities-private warrants		9,427,520
Liabilities:
Derivative warrant liabilities		9,427,520
Assets Held In Trust [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Assets:
Investments held in Trust Account	$ 250,001,168	250,006,919
Assets Held In Trust [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Previously Reported [Member]
Assets:
Investments held in Trust Account		$ 250,004,795